Allowance for credit losses - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Decreased in allowance for credit loss		$ (1,000)
Write-offs charged against the allowance	$ 0	$ 36,883